Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Proceeds from non-current financial debts	$ 6,143
Repayments of the current portion of non-current financial debts	(2,160)	$ (2,223)	$ (2,575)
Change in current financial debts	958	546	252
Repayments of other current financial debts	(289)
Payments of lease liabilities	(262)	(258)	(262)
Cash outflows from interest bearing accounts of employees payable on demand			1,700
Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	24,520	26,120	29,129
Proceeds from non-current financial debts	6,143		16
Repayments of the current portion of non-current financial debts	(2,160)	(2,223)	(2,575)
Change in current financial debts	958	546	295
Repayments of other current financial debts	(289)
Impact of acquisitions and divestments of businesses, net	852
Changes in fair values, lease interest and other changes, net	(8)	(2)
Amortization of bonds discount	33	17	22
Currency translation effects	(594)	276	(767)
Financial debts, derivative financial instruments and lease liabilities at end of period	29,455	24,520	26,120
Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	91	55	68
Changes in fair values, lease interest and other changes, net	52	37	(13)
Financial debts, derivative financial instruments and lease liabilities at end of period	143	91	55
Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,828	1,789	1,896
Payments of lease liabilities	(262)	(258)	(295)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(62)	(52)	(51)
New, modified and terminated leases, net	241	349	222
Impact of acquisitions and divestments of businesses, net	42	51	12
Changes in fair values, lease interest and other changes, net	72	28	60
Currency translation effects	(56)	19	(55)
Financial debts, derivative financial instruments and lease liabilities at end of period	1,803	1,828	1,789
Not later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	6,084	5,876
Financial debts, derivative financial instruments and lease liabilities at end of period	8,089	6,084	5,876
Not later than one year | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	91	55
Financial debts, derivative financial instruments and lease liabilities at end of period	143	91	55
Not later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	230	251
Financial debts, derivative financial instruments and lease liabilities at end of period	235	230	251
Later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	18,436	20,244
Financial debts, derivative financial instruments and lease liabilities at end of period	21,366	18,436	20,244
Later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,598	1,538
Financial debts, derivative financial instruments and lease liabilities at end of period	$ 1,568	1,598	1,538
Continuing operations | Financial debt [member]
Statement [line items]
Proceeds from non-current financial debts			0
Change in current financial debts			252
Continuing operations | Lease liabilities [member]
Statement [line items]
Payments of lease liabilities			(262)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			$ 48
Discontinued operations | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations		(214)
Discontinued operations | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations		(1)
Discontinued operations | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations		$ (98)